Schedule of Lease Obligations (Details) - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Base rent	$ 229,568	$ 108,032
Additional rent	212,584	100,040
Rent	442,152	208,072
Less than 1 Year [Member]
Base rent	162,048	108,032
Additional rent	150,060	100,040
Rent	312,108	208,072
1-2 Years [Member]
Base rent	67,520
Additional rent	62,524
Rent	130,044
2-3 Years [Member]
Base rent
Additional rent
Rent